Equity - Non-controlling interests (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-controlling interests
Current assets	$ 1,838,907	$ 1,592,067
Current liabilities	768,215	875,873
Non-current assets	4,122,617	4,568,486
Non-current liabilities	2,284,406	1,960,364
Accumulated NCI	422,068	476,344
Nexa Resources Cajamarquilla S.A. - "NEXA CJM" (formely Votorantim Metais Cajamarquilla S.A. - "CJM")
Disclosure of non-controlling interests
Current assets	1,105,182	1,159,112
Current liabilities	469,291	462,428
Current net assets	635,891	696,684
Non-current assets	2,852,410	3,070,147
Non-current liabilities	987,143	1,107,542
Non-current net assets	1,865,267	1,962,605
Net assets	2,501,158	2,659,289
Accumulated NCI	361,265	385,762
Pollarix S. A.
Disclosure of non-controlling interests
Current assets	6,717	26,128
Current liabilities	911	12,667
Current net assets	5,806	13,461
Non-current assets	110,246	161,595
Non-current liabilities	24,978	39,184
Non-current net assets	85,268	122,411
Net assets	91,074	135,872
Accumulated NCI	$ 60,716	$ 90,581